Other Asset and Non-current Assets Held for Sale - Schedule of Non-Current Assets (Detail) - CLP ($) $ in Millions		12 Months Ended
	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Assets and Noncurrent Assets Held for Sale [Line Items]
Assets received in payment		$ 12,873	$ 10,170
Assets foreclosed in judicial auction		7,827	478
Provisions for assets received in payment or foreclosed at judicial auction			1,746
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		20,700	12,394
Proportion of ownership interest sold	100.00%
Income		2,429	$ (287)	$ (2,794)
Non-current assets held for sale [member] | Investments in Companies [Member]
Disclosure of Other Assets and Noncurrent Assets Held for Sale [Line Items]
Subtotal	$ 1,746
Disposal groups classified as held for sale [member]
Disclosure of Other Assets and Noncurrent Assets Held for Sale [Line Items]
Liabilities included in disposable groups for sale		1,763
Income		$ 17